Shares Authorized under Stock Option Plans, by Exercise Price Range (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 1		$ 3
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 2		4
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 3		1,338,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 4		8.17
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 5		3.04
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 6		1,000,570
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 7		3.03
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 8		4
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 9		8
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 10		243,167
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 11		8.95
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 12		6.43
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 13		62,601
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 14		6.63
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 15		8
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 16		33
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 17		0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 18		0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 19		0.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 20		0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 21		0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 22		33
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 23		34
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 24		2,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 25		0.46
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 26		33.75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 27		2,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 28		33.75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 29		34
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 30		45
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 31		900
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 32		0.20
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 33		45.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 34		900
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 35		45.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 36		45
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 37		75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 38		1,333
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 39		5.20
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 40		75.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 41		1,333
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 42		75.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 43		1,585,401
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 44		8.09
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 45		3.43
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 46		1,067,404
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 47		3.32
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 1	3
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 2	4
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 3	1,338,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 4	7.92
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 5	3.04
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 6	1,050,028
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 7	3.04
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 8	4
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 9	8
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 10	243,168
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 11	8.70
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 12	6.43
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 13	77,799
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 14	6.60
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 15	8
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 16	33
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 17	0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 18	0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 19	0.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 20	0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 21	0
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 22	33
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 23	74
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 24	2,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 25	0.21
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 26	33.75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 27	2,000
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 28	33.75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 29	74
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 30	75
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 31	1,333
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 32	4.95
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 33	75.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 34	1,333
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 35	75.00
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 36	1,584,501
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 37	7.85
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 38	3.41
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 39	$ 1,131,160
Share-based Payments Shares Authorized Under Stock Option Plans, By Exercise Price Range 40	3.30